Impairment of Long-Lived Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2021 USD ($)
Vessels and Equipment
Number of vessels to be sold | item	2
Impairment	$ 49,649	$ 29,421
Dan Cisne
Vessels and Equipment
Impairment	24,500
Dan Sabia
Vessels and Equipment
Impairment	$ 25,200